Risk management - Risk management - Sensitivity in income and other comprehensive income to variations in interest rate (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 COP ($)
Increase in floating interest (+100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial expenses)	$ (22,082)
Financial liabilities (Financial income)	603,559
Plan assets (Other comprehensive income)	(499,144)
Decrease in floating interest (-100 basis points)
Disclosure of detailed information about financial risk management [Line Items]
Financial assets (Financial income)	22,082
Financial liabilities (Financial expenses)	(569,008)
Plan assets (Other comprehensive income)	$ 508,441